Commitments for Expenditure - Summary of Commitments For Uranium Purchase (Details)	12 Months Ended
Dec. 31, 2025
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2025 ~ 2033
Contracted amounts	20,737 Ton U3O8
Conversion
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2025 ~ 2030
Contracted amounts	17,392 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2025 ~ 2035
Contracted amounts	27,829 Ton SWU